Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 759,037	$ 194,646	$ 224,245	$ 248,360	$ (3,836)	$ 83,718		$ 11,904
Balance (in shares) at Dec. 31, 2010	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			1,251
Transfer from Additional Paid in Capital			0	0
Other comprehensive income (loss)	(630)				(630)
Net loss (income)	(184,899)					(185,935)		1,036
Cash dividends						(17,129)
Balance at Sep. 30, 2011	557,630	194,646	225,496	248,360	(4,466)	(119,346)	544,690	12,940
Balance (in shares) at Sep. 30, 2011	77,858,502	77,858,502
Balance at Dec. 31, 2011	213,479	194,646	225,769	248,360	(4,779)	(463,012)		12,495
Balance (in shares) at Dec. 31, 2011	77,858,502	77,858,502
Increase (decrease) in Equity [Roll Forward]
Stock option expense			732
Transfer from Additional Paid in Capital			(225,769)	225,769
Other comprehensive income (loss)	541				541
Net loss (income)	(66,852)					(66,188)		(664)
Cash dividends						0
Balance at Sep. 30, 2012	$ 147,900	$ 194,646	$ 732	$ 474,129	$ (4,238)	$ (529,200)	$ 136,069	$ 11,831
Balance (in shares) at Sep. 30, 2012	77,858,502	77,858,502